Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price U.S. Equity Research Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.45%
T. Rowe Price U.S. Equity Research Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.34%
T. Rowe Price U.S. Equity Research Fund - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.83%
T. Rowe Price U.S. Equity Research Fund - R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.16%
T. Rowe Price U.S. Equity Research Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.67%
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(1.99%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]

[1]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.